Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Amortization method	Straight line method		Straight line method
Revenue for lease payments	$ 30,750		$ 38,000
Total advertising costs	548,546		885,000
Leases receivable, description		35000
Concentration risk, percentage	0.50%
Impairment charge to cost of lease revenue	55,000		527,000
Life of Assets	10 years		10 years
Revenue Recognition	Through a 90 day same as cash option or through payments of all required lease payments generally 52 weeks, for ownership.		Through a 90 day same as cash option or through payments of all required lease payments generally 52 weeks, for ownership.
Flexible options to obtain ownership description	Customers have the option to cancel the agreement in accordance with lease terms and return the merchandise. Accordingly, customer agreements are accounted for as operating leases with lease revenues recognized in the month they are due on the accrual basis of accounting. Merchandise sales revenue is recognized when the customer exercises the purchase option and pays the purchase price. Revenue from processing fees earned upon exercise by the customer of the 90 day purchase option is recorded upon recognition of the related merchandise sales.		Customers have the option to cancel the agreement in accordance with lease terms and return the merchandise. Accordingly, customer agreements are accounted for as operating leases with lease revenues recognized in the month they are due on the accrual basis of accounting. Merchandise sales revenue is recognized when the customer exercises the purchase option and pays the purchase price. Revenue from processing fees earned upon exercise by the customer of the 90 day purchase option is recorded upon recognition of the related merchandise sales.
Accounts receivable were charged off against the allowance	127,263
Amortization	48,771
Unamortized issuance costs	$ 1,121,730